Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net

	As of December 31,
	2022	2023
	RMB	RMB	US$
Leasehold improvements	32,634	35,018	4,932
Machinery and electronic equipment	29,061	32,725	4,609
Mold and tooling	2,290	4,398	620
Office equipment	2,641	2,237	315
Transportation equipment	3,249	3,520	496
Construction in progress	1,885	1,524	215

	71,760	79,422	11,187
Less: accumulated depreciation	(23,240)	(33,339)	(4,696)
Less: accumulated impairment	(1,460)	(1,460)	(206)

	47,060	44,623	6,285

For the years ended December 31, 2021, 2022 and 2023, the Group recorded depreciation expense of RMB7,427, RMB8,478 and RMB12,442 (US$1,752), respectively.